6. Federal Home Loan Bank and Federal Reserve Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Borrowings from the FHLB outstanding

December 31, 2016
(Dollars in thousands)

Maturity Date	Call Date	Rate	Rate Type	Amount
October 17, 2018	N/A	4.050%	Adjustable Rate Hybrid	$5,000

October 17, 2018	N/A	4.065%	Adjustable Rate Hybrid	5,000

October 17, 2018	N/A	4.120%	Adjustable Rate Hybrid	5,000

May 8, 2018	N/A	2.683%	Adjustable Rate Hybrid	5,000

				$20,000

December 31, 2015
(Dollars in thousands)

Maturity Date	Call Date	Rate	Rate Type	Amount
October 17, 2018	N/A	3.485%	Adjustable Rate Hybrid	$5,000

October 17, 2018	N/A	3.725%	Adjustable Rate Hybrid	15,000

October 17, 2018	N/A	3.500%	Adjustable Rate Hybrid	5,000

October 17, 2018	N/A	3.555%	Adjustable Rate Hybrid	5,000

May 8, 2018	N/A	2.144%	Adjustable Rate Hybrid	5,000

May 8, 2018	N/A	3.734%	Floating to Fixed	8,500

				$43,500